Current and long-term debt - BCFL Lease Financing (MR) (Details)	1 Months Ended
	Sep. 30, 2017 USD ($) vessel option	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,910,315,000	$ 2,767,193,000
BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 98,800,000	$ 109,200,000
BCFL Lease Financing (MRs) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Deposit minimum per vessel	$ 5,100,000
Minimum ratio for fair value of vessels	100.00%
STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel			5
MR [Member] | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Vessels [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period	5 years
MR [Member] | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Vessels [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period	10 years
MR [Member] | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member] | Vessels [member] | BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	5
Sale leaseback transaction, gross proceeds per vessel	$ 27,500,000
Sale leaseback transaction, term	7 years
Finance lease daily rate per vessel	$ 9,025
Number of options in sale leaseback | option	3
Sale leaseback, option term	1 year
Sale leaseback, deposit per vessel	$ 5,100,000